Document and Entity Information	9 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Earth Science Tech, Inc.
Entity Central Index Key	0001538495
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false